Label	Element	Value
A, C | AllianzGI Small-Cap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement dated April 1, 2014 to the

Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P, Class R6 and

Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Small-Cap Blend Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Within the Fund Summary relating to the AllianzGI Small-Cap Blend Fund, the first paragraph in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

•	U.S. Systematic Small-Cap;

•	Small-Cap Managed Volatility;

•	U.S. Small-Cap Growth; and

•	Micro-cap.

Within the Fund Summary relating to the AllianzGI Small-Cap Blend Fund, the first sentence in the fifth paragraph in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Under the U.S. Small-Cap Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks.